Digital Assets - Schedule of Components of Net Gains Recognized in Earnings to RAIN Digital Assets (Details) - RAIN digital assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Net Gains Recognized in Earnings to RAIN Digital Assets [Line Items]
Unrealized gains recognized in earnings	$ 364,319
Commissions to custodian and to asset manager	(1,128)
Realized gains (losses) recognized in earnings
Income on digital assets, net	$ 363,191